Summary of Significantt Policies, Judgements, Estimates and Assumptions (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Revenue Recognition
Revenue Recognition—The Company derives revenue primarily from fabricating semiconductor wafers using the Company’s manufacturing processes for the Company’s customers based on their own or third parties’ proprietary integrated circuit designs and, to a lesser extent, from design, mask making, bumping, probing, assembly and testing services.
The Company recognizes revenue from contracts with customers by applying the following steps: (i) identify the contracts with the customers; (ii) identify performance obligations in the contracts; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations per the contracts; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.
The majority of the Company’s revenue is derived from contracts with customers for wafer fabrication and engineering and other pre-fabrication services such as rendering of non-recurring engineering (“NRE”) services and mask production. The Company accounts for a contract with a customer when it has approval and commitment from parties, the rights and obligations of the parties are identified, payments terms are identified, the contract has commercial substance, and collectability of consideration is probable.
The Company generally requires a purchase order from all of its customers, to which the Company responds with an order acknowledgement and a copy of the Company’s standard terms and conditions. The Company also enters into master supply agreements (“MSA”) with certain of its customers that may specify additional terms and conditions, such as pricing formulas based on volume, volume discounts, calculation of yield adjustments, indemnifications, transfer of title and risk of loss, and payment terms. Under these agreements, volumes are usually not guaranteed. The Company also requires a purchase order from its customers with which it has MSAs for specific products and quantities. As a result, the Company has concluded that the combination of a purchase order and order acknowledgement, including the Company’s standard terms and conditions, and the MSA, if applicable, create enforceable rights and obligations between the Company and its customers.
As discussed in Note 4, a change in cancellation terms in certain wafer orders during the year ended December 31, 2020, resulted in the Company no longer meeting the criteria to account for revenue recognition from contracts with customers over time. As such, the Company recognizes revenue for such modified wafer orders at the point at which control of the wafers is transferred to the customer, which is determined to be at the point of wafer shipment from the Company’s facilities or delivery to the customer location.
The Company estimates the variable consideration related to volume rebates and yield adjustments for certain contracts that may be refundable to customers through the issuance of a credit note, and accordingly, recognizes revenue in accordance with the pattern applicable to the performance obligation, subject to a constraint. The Company determines the amounts to be recognized based on the amount of potential refund required by the contract, historical experience and other surrounding facts and circumstances. These potential revenue adjustments are accrued and netted against accounts receivable on the consolidated statements of financial position.
A contract asset (“unbilled accounts receivables”) is recognized when the Company has recognized revenue, but not issued an invoice for payment. The Company has determined that unbilled receivables are not considered a significant financing component of the Company’s contracts. Contract assets are included in receivables, prepayments and other assets and transferred to receivables when invoiced (See Note 15).
A contract liability is recognized when the Company receives payments in advance of the satisfaction of performance obligations and are included in deferred revenue on the consolidated statements of financial position (See Note 24).This includes upfront non-refundable capacity access fees under certain long-term supply agreements with customers which are accounted for as additional wafer price considerations and recognized as revenue upon satisfaction of performance obligations for wafers over the expected term of the agreements.
Costs to obtain a contract are incremental direct costs incurred to obtain a contract with a customer, including sales commissions, and are capitalized if material. Costs to fulfill a contract include costs directly related to a contract or specific anticipated contract (e.g., certain design costs) that generate or enhance the Company’s ability to satisfy the Company’s performance obligations under these contracts. These costs are capitalized to the extent they are expected to be recovered from the associated contract and are material.

Investments in Joint Ventures
Investments in Joint Ventures—Joint ventures are those entities over whose activities the Company has joint control, established by contractual agreement and requiring unanimous consent for strategic financial and operating decisions.
Investments in jointly controlled entities are accounted for using the equity method of accounting (herein after referred to as “equity accounted investees”) and are recognized initially at cost. The consolidated financial statements include the Company’s share of the income and expenses and equity movements of equity accounted investees, after adjustments to align the accounting policies with those of the Company, from the date that joint control commences until the date that joint control ceases. At each reporting date, the Company determines whether there is objective evidence that the investment in the joint venture is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value, and then recognizes the loss as a share of profit (loss) of joint ventures and associates in the consolidated statements of operations).
When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to zero, and the recognition of further losses is discontinued except to the extent that the Company has an obligation on behalf of the investee
Cash and Cash Equivalents	Cash and Cash Equivalents—Cash and cash equivalents includes cash on hand and balances at banks, deposits held on call with banks, and financial instruments that are not subject to significant risk of changes in value, are readily convertible into cash and have original maturities of three months or less at the time of purchase.
trade Accounts Receivable	Trade Accounts Receivable—Trade accounts receivable are recognized initially at fair value. A provision for impairment of trade accounts receivable is established when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the receivable.
Financial Instruments
Financial Instruments:
Category of financial instruments and measurement
Recognition and Initial Measurement—Trade receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.
A financial asset or financial liability is initially measured at fair value including transaction costs that are directly attributable to its acquisition or issuance, and are recognized at fair value in the profit and loss (“FVPL”) are expensed in consolidated statements of operations. A trade receivable without a significant financing component is initially measured at the transaction price.
Classification and Measurement—All recognized financial assets are measured based on amortized cost or fair value. The classification is based on two criteria, the Company’s business model for managing the assets and whether the instrument’s contractual cash flows represent solely payments of principal and interest (“SPPI”).
The assessment of whether contractual cash flows on debt instruments are solely comprised of principal and interest is made based on the facts and circumstances at the initial recognition of assets.
Financial assets include trade and other receivables. These are recorded at amortized cost when such financial assets are held with the objective to collect contract cash flows that meet the SPPI criterion.
Financial assets recorded at FVPL comprise unquoted equity instruments which the Company had not irrevocably elected, at initial recognition, to classify at fair value through other comprehensive income (“FVOCI”).
Financial assets recorded at FVOCI comprise marketable securities that are quoted debt instruments when such financial assets are held with the objectives of collecting contractual cash flows and meets the SPPI criterion. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses and interest income which are recognized in the consolidated statements of operations. Interest income from these financial assets is included in finance income using the effective interest rate method.
Impairment of financial assets
The Company will record an allowance for expected credit losses (“ECL”) for all loans to related parties, marketable securities (that are quoted debt instruments), contract assets, and trade receivables and other receivables not recorded at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. The shortfall is then discounted to the asset’s original effective interest rate.
The Company estimated its expected credit losses for its contract assets and trade receivables at an amount equal to lifetime credit losses, while marketable securities and other receivables are measured at 12-months ECL if they are determined to have low credit risk at the reporting date.
Offsetting of Financial Instruments—Financial assets and financial liabilities are offset and the net amount reported in the consolidated statements of financial position when there is an enforceable legal right to offset the recognized amounts, and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.
Fair Value of Financial Instruments—The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotations (bid price for long positions and ask price for short positions), without any deduction for transaction costs.
For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm’s-length market transactions; reference to the current fair value of another instrument that is substantially the same; a discounted cash flow analysis or other valuation models.
Derivative Financial Instruments and Hedge Accounting—The Company uses derivative financial instruments, such as foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity forward contracts to mitigate the risks associated with changes in foreign currency exchange, interest rates and commodity price. The Company does not use derivative financial instruments for trading or speculative purposes. Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value at each reporting date. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
In applying its strategy, from time to time, the Company uses foreign currency forward contracts to hedge certain forecasted expenses denominated in foreign currencies, primarily the Euro and Singapore Dollar. The Company hedges future cash flows for capital expenditures denominated in foreign currencies, primarily the Euro. In addition, the Company uses pay-fixed/receive-float interest rate swaps and cross-currency swaps to protect the Company against adverse fluctuations in interest rates and foreign currency rates and to reduce its exposure to variability in cash flows on the Company’s forecasted floating-rate debts and foreign currency- denominated debts. The Company also uses commodity forward contracts to hedge forecasted electricity consumption to minimize the impact of commodity price movements on the reported earnings of the Company and on future cash flows related to fluctuations of the contractually specified, separately identifiable and reliably measurable commodity risk component.
At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge, and on an ongoing basis, the Company documents whether a hedging relationship meets the hedge effectiveness requirements under IFRS 9 and whether there continues to be an economic relationship between the hedged item and the hedging instrument. The Company designates these contracts and swaps as cash flow hedges of forecasted expenses, capital expenditures or floating-rate and foreign currency denominated debts, as applicable, and evaluates hedge effectiveness prospectively.
As such, the effective portion of the gain or loss on these contracts and swaps is reported as a component of OCI and reclassified to the consolidated statements of operations in the same line item as the associated forecasted transaction for expenses and in the same period during which the hedged item affects earnings. For hedges of capital expenditures, the amount in OCI is incorporated into the initial carrying amounts of the non-financial assets and depreciated over the average useful life of the underlying assets. Any ineffective portion of hedges for expenses or capital expenditures is immediately recorded in the consolidated statements of operations.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer meets the criteria for hedge accounting. Any gain or loss recognized in the cash flow hedge reserve remains in equity and is recognized in the consolidated statements of operations when the forecast transaction is ultimately recognized in the consolidated statements of operations. When a forecasted transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in the consolidated statements of operations.
Derecognition of financial assets
The Company derecognizes a financial asset only when the contractual rights to the cash flows from the financial asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the financial asset to another entity. On derecognition of a financial asset at amortized cost in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in the consolidated statements of operations.
On derecognition of an investment in a debt instrument at FVOCI, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in OCI is recognized in the consolidated statements of operations. However, on derecognition of an investment in an equity instrument at FVOCI, the cumulative gain or loss that had been recognized in OCI is transferred directly to retained earnings, without recycling through the consolidated statements of operations.

Inventories and Inventory Valuation
Inventory Valuation—Inventories are stated at standard cost adjusted to the lower of cost or net realizable value. The Company measures the cost of its inventory based on a standard cost process with appropriate adjustments for purchasing and manufacturing variances, which approximates weighted average cost.
Inventory allowances are made on an item-by-item basis, except where it may be appropriate to group similar or related items. An allowance is made for the estimated losses due to obsolescence based on expected future demand and market conditions. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Intangible Assets
Intangible Assets—Technology, patent, software licenses and similar rights acquired separately are stated at cost or are adjusted to fair value when impaired. Intangible assets acquired through business combinations which include customer relationships and manufacturing and process technology, are recorded at estimated fair values at the date of acquisition. Intangible assets are amortized based on the pattern in which the economic benefits of the respective intangible asset are consumed, which is in general on a straight-line basis over their estimated useful lives of between 3 and 10 years. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Impairment of Non-Financial Assets—The Company reviews, at each reporting date, the carrying amount of the Company’s property, plant and equipment and finite lived intangible assets to determine whether there is any indication that those assets have suffered an impairment loss.
If any indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Where it is not possible to estimate the recoverable amount of an individual assets, the Company estimates the recoverable amount of the cash generating unit (“CGU”) to which the asset belongs. The recoverable amount of an asset or CGU is estimated to be the higher of an asset’s or CGU’s fair value less costs to dispose and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount. The Company also evaluates, and adjusts if appropriate, the asset’s useful lives, at each reporting date or when impairment indicators exist.
In assessing value in use, the estimated future post-tax cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The Company bases its impairment calculation on detailed budgets and forecast calculations, which may include an approved formal five-year management plan for each of the CGUs to which the individual assets are allocated. In determining fair value less costs to sell, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.
Impairment losses are recognized in the consolidated statements of operations and comprehensive income (loss) to the extent of the recoverable amount, measured at the present value of discounted cash flows attributable to the assets, is less than their carrying value.
If the recoverable amount subsequently increases, the impairment loss previously recognized will be reversed to the extent of the increase in the recoverable amount, provided that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. The impairment loss reversal is recognized immediately in the consolidated statements of operations.

Provisions
Provisions—Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Provisions are mainly made up of site restoration obligations, as well as restructuring charges. The associated site restoration costs are capitalized as part of the carrying amount of the underlying asset and depreciated over the estimated useful life of the related long-lived assets.
A provision for restructuring is recognized when the Company has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced publicly. Future operating losses are not provided for.
The Company records site restoration obligations in the period in which they are incurred at their estimated fair value. Site restoration obligations consist of the present value of the estimated costs of dismantlement, removal, site reclamation and similar activities associated with facilities built on land held under long-term operating leases. The site restoration obligations are recorded as a liability at the estimated present value as of the related long-lived asset’s inception discounted using a pre-tax rate that reflects the current market assessment of the time value of money and risks specific to the site restoration obligations. After initial recognition, the liability is increased for the passage of time, with the increase being reflected as accretion expense in the line item “finance expenses” in the consolidated statements of operations and comprehensive income (loss). The associated site restoration costs are capitalized as part of the carrying amount of the underlying asset and depreciated over the estimated useful life of the related long-lived asset. Subsequent adjustments in the discount rates, estimated amounts, timing and probability of the estimated future costs and changes resulting from the passage of time are recognized as an increase or decrease in the carrying amount of the liability and the related site restoration cost capitalized as part of the carrying amount of the related long-lived asset on a prospective basis. If the decrease in the liability exceeds the remaining carrying amount of the related long-lived assets, the excess is recognized in the consolidated statements of operations.
Leasing
Leasing—The Company determines if an arrangement is a lease or contains a lease at inception. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Right-of-use assets—The Company recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are reported within property, plant and equipment, and are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.
If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.
Lease liabilities—At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of the lease payments to be made over the lease term. Only lease payments that are fixed and determinable are considered at the time of commencement. The lease payment includes fixed payments (including in-substance fixed payments) less any lease incentives, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying assets.
The Company’s lease liabilities are separately reported in the consolidated statements of financial position under non-current portion of lease obligations and current portion of lease obligations.
Short-term leases and leases of low-value assets—The Company applies the short-term lease recognition exemption to leases that have a lease term not exceeding 12 months, or for leases of low-value assets. The payment for such leases is recognized in the Company’s consolidated statements of operations on a straight-line basis over the lease term.

Share-based compensation
Share-based compensation—Share-based compensation expense related to share awards is recognized based on the fair value of the awards granted. The fair value of each award is estimated on the grant date using the Black-Scholes option pricing model for options and the Monte Carlo simulation model for the Performance Share Units (“PSUs”). Both models require management to make certain assumptions of future expectations based on historical and current data. The assumptions include the expected term of the awards, expected volatility, dividend yield, and risk-free interest rate. The expected term represents the amount of time that awards granted are expected to be outstanding, based on forecasted exercise behavior. The option pricing model requires the input of highly subjective assumptions, including the estimated fair value of the Company’s stock, expected term of the option, expected volatility of the price of the Company’s shares, risk free interest rate and the expected dividend yield of ordinary shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The Company estimates the expected forfeiture for options utilizing historical data, and only recognizes expense when a defined liquidity event (change in control or IPO) is deemed probable on the number of awards that are expected to vest. After applying a forfeiture estimate during each reporting period for when the options are probable of vesting, the Company recognizes expense on a graded attribution basis for each tranche of the award over the period from the grant date to the later of the one-year anniversary of estimated time following a liquidity event or the legal vesting dates (see Note 29).
The grant date fair value of equity-settled share-based payment awards granted to employee is recognized as an employee benefit expense, with a corresponding increase in equity, over the vesting period of the awards, The amount recognized as an expense is adjusted to reflected the number of awards for which the service and non-market performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual performance.
The principles of modification accounting are applied when new share-based payment is granted as a replacement for another share-based payment that is cancelled. When modification accounting is applied, the entity accounts for any incremental fair value in addition to the grant-date fair value of the original award. In the case of a replacement, the incremental fair value is the difference between the fair value of the replacement award and the net fair value of the cancelled award, both measured at the date on which the replacement award is issued. The net fair value is the fair value of the cancelled award measured immediately before the cancellation, less any payment made to the employees on cancellation.
A package of modifications might include several changes to the terms of a grant, some of which are favorable to the employee and some not. In the event the net effect is not beneficial to the employee, cancellation accounting will be applied. Cancellations or settlements of equity-settled share-based payments during the vesting period by the Company are accounted for as accelerated vesting; therefore, the amount that would otherwise have been recognized for services received is recognized immediately.
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses as well as the disclosure of commitments and contingencies. Actual results may differ from these estimates and such differences may be material to the consolidated financial statements.
Enterprise Value—Given the absence of a public trading market of the Company’s ordinary shares prior to the initial public offering, and in accordance with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, the Company’s board of directors exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of the Company’s ordinary shares at each grant date. These factors include:
•valuations of the Company’s ordinary shares performed by independent third-party specialists;
•lack of marketability of the Company’s ordinary shares;
•the Company’s actual operating and financial performance;
•current business conditions and projections;
•hiring of key personnel and the experience of the Company’s management;
•the history of the Company and the introduction of new products;
•the Company’s stage of development;
•the market performance of comparable publicly traded companies; and
•the U.S. and global capital market conditions.
In valuing the Company’s ordinary shares, management determined the equity value of the Company’s business using various valuation methods including combinations of income and market approaches. The income approach estimates value based on the expectation of future cash flows that a company will generate. These future cash flows are discounted to their present values using a discount rate derived from an analysis of the cost of capital of comparable publicly traded companies in the Company’s industry or similar business operations as of each valuation date and is adjusted to reflect the risks inherent in the Company’s cash flows. For the market approach, the Company reviews the performance of a set of guideline comparable public companies, and considers the guideline companies’ various financial characteristics, including size, profitability, balance sheet strength, and diversification as compared to the Company. Subsequent to IPO, the fair value of the ordinary shares is determined based on market share price.
Application of these approaches involves the use of estimates, judgment, and assumptions that are highly complex and subjective, such as those regarding the Company’s expected future revenue, expenses, and future cash flows, discount rates, market multiples, and the selection of comparable companies. Changes in any or all of these estimates and assumptions or the relationships between those assumptions impact the Company’s valuations as of each valuation date and may have a material impact on the valuation of the Company’s ordinary shares.
Impairment Assessment of Non-Financial Assets—Impairment exists when the carrying value of an asset or CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs to sell calculation is based on a discounted cash flow analysis that a potential buyer would perform in determining a transaction value of the CGU less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow model. When preparing the discounted cash flow analysis, the Company makes subjective judgments in determining the independent cash flows that can be related to a specific CGU based on its asset usage model and manufacturing capabilities in addition to the discount rate used in the analysis. In addition, because subjective judgments are made regarding the remaining useful lives of assets and expected future revenue and expenses associated with the assets, changes in these estimates based on changes in economic conditions or business strategies could result in material impairment charges in future periods.
Earnings Per Share
Earnings Per Share—Basic earnings per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding, adjusted for the effects of all potentially dilutive ordinary shares. The weighted average number of ordinary shares outstanding is increased by the number of additional ordinary shares that would have been issued by the Company assuming exercise of all options with exercise prices below the average market price for the year.

Government Grants	Government Grants—Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item or relates to acquisition of assets, it is recognized as deferred income and released to the consolidated statements of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate and is presented as a reduction of those costs. Where the grant relates to investment tax credits, it is recognized as a reduction in the basis of the asset and released as a reduction to depreciation expense in equal amounts over the expected useful life of the related asset. Grants the Company received are primarily provided in connection with construction and operation of the Company’s manufacturing facilities, employment, research and development.
Research and Development Costs	Research and Development Costs—Research costs are expensed as incurred. Development costs are recognized as intangible assets only when it is probable that expected future economic benefits, attributable to the development activities, will accrue to the Company.
Borrowing Costs	Borrowing Costs—Borrowing costs directly attributable to the construction phase of property, plant and equipment are capitalized as part of the cost of assets which are constructed by the Company and for which a considerable period of time (at least six months) is planned for construction. Borrowing costs are capitalized from the start of construction until the date the asset is ready for its intended use. All other borrowing costs are recognized as an expense in the period in which they are incurred.
Current and Deferred Income Tax	Current Income Tax—Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the balance sheet date.
Income Taxes and Realization of Deferred Income Tax Asset—In determining taxable income for financial statement reporting purposes, management makes certain estimates and judgments specific to taxation issues. These estimates and judgments are applied in the calculation of certain tax liabilities and in the determination of the recoverability of deferred tax assets, which arise from temporary differences between the recognition of assets and liabilities for income tax and financial statement reporting purposes.
Deferred taxes are recognized for unused losses, among other factors, to the extent that it is probable that taxable profit will be available against which the losses can be utilized.
This evaluation requires the exercise of judgment with respect to, among other things, benefits that could be realized from available tax strategies and future taxable income, as well as other positive and negative factors. The ultimate realization of deferred tax assets is dependent upon, among other things, the Company’s ability to generate future taxable income that is sufficient to utilize loss carry-forwards or tax credits before their expiration or the Company’s ability to implement prudent and feasible tax planning strategies.
If estimates of projected future taxable income and benefits from available tax strategies are reduced as a result of a change in the assessment or due to other factors, or if changes in current tax regulations are enacted that impose restrictions on the timing or extent of the Company’s ability to utilize net operating losses and tax credit carry-forwards in the future, the Company may be required to reduce the amount of total deferred tax assets resulting in a decrease of total assets. Likewise, a change in the tax rates applicable in the various jurisdictions or unfavorable outcomes of any ongoing tax audits could have a material impact on the future tax provisions in the periods in which these changes could occur.
In addition, the calculation of tax liabilities involves dealing with uncertainties in the application of complex tax rules and the potential for future adjustment of uncertain tax positions by the tax authorities in the countries in which the Company operates. If estimates of these taxes are greater or less than actual results, an additional tax benefit or charge may result.

Current versus noncurrent classification	.
Recent Accounting Pronouncements
Recent Accounting Pronouncements, Adopted:
Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform —
Phase 1 Amendments - On 1 January 2020, the Company adopted the Phase 1 amendments arising from the Interbank Offered Rate (“IBOR”) reform amendments issued in September 2019, which provides temporary relief from applying specific hedge accounting requirements to hedge relationships directly affected by IBOR reform, such that the effect is that IBOR reform should not generally cause hedge accounting to terminate.
Phase 2 Amendments - On 1 January 2021, the Company adopted the Phase 2 amendments arising from the IBOR reform issued in August 2020. The Phase 2 amendments address issues that arise from the implementation of the IBOR reform, including the replacement of an interest rate benchmark with an alternative benchmark rate. The key reliefs provided to the Company are as follows:
•financial instruments measured at amortized cost are allowed to account for changes in the basis for determining contractual cash flows as a direct consequence of the IBOR reform by updating the effective interest rate, provided that the new basis is economically equivalent to the previous basis, such that there is no immediate gain or loss recognized; and
•most IFRS 9 hedge relationships that are directly affected by the IBOR reform are allowed to continue.
The Company has evaluated the extent to which its cash flow hedging relationships are subject to uncertainty driven by IBOR reform as of December 31, 2022. The Company’s hedged items and hedging instruments continue to be indexed to the Euro Interbank offered rate (“EURIBOR”) and the London Inter-bank Offered Rate (“LIBOR”). These benchmark rates are quoted each day and the IBOR cash flows are exchanged with counterparties as usual. The Company has also evaluated the extent to which contracts reference IBOR cash flows, and whether such contracts will need to be amended as a result of IBOR reform. There has been communication about IBOR reform with the counterparties. However, no amendments have been made to the Company’s existing IBOR-referenced loan and derivative contracts as of December 31, 2022.
As of December 31, 2022, there is still uncertainty about when and how replacement may occur with respect to the relevant hedged items and hedging instruments. Accordingly, the Company will continue to apply the Phase 1 amendments until the uncertainty arising from the IBOR reform with respect to the timing and the amount of the underlying cash flows that the Company is exposed to is no longer present. This uncertainty will not end until the Company’s contracts that reference IBOR are amended to specify the alternative benchmark rate and the relevant adjustment, if any. This will, in part, be dependent on the negotiation with the counterparties and the introduction of fall-back clauses which have yet to be added to the Company’s contracts.
The Company has a limited exposure to changes in the IBOR benchmark. The Company has $795 million of interest rate swaps which are in a cash flow hedge relationship of USD Equipment Financing and USD Term Loan A. Also, the Company has EUR $475 million of cross currency swaps which are in cash flow hedge relationships of EUR Equipment Financing and EUR Term Loan A.
The table below indicates the nominal amount and weighted average maturity of derivatives in hedging relationships that will be affected by IBOR reform as financial instruments transition to risk-free rates, analyzed by interest rate basis. The derivative hedging instruments provide a close approximation to the extent of the risk exposure the Company manages through hedging relationships.
Recent Accounting Pronouncements, Not Adopted:
The Company has not adopted the following new, revised or amended IFRS standards that have been issued by the IASB but not yet effective:
•Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) - Effective for annual periods beginning on or after January 01, 2023;
•Definition of Accounting Estimates (Amendments to IAS 8) - Effective for annual periods beginning on or after January 01, 2023;
•Deferred Tax related to Assets and Liabilities arising from a Single Transaction - Amendments to IAS 12 - Effective for annual periods beginning on or after January 01, 2023;
•Non-current Liabilities with Covenants - Amendments to IAS 1 - Effective for annual periods beginning on or after January 01, 2024; and
•Lease Liability in a Sale and Leaseback - Amendments to IFRS 16 - Effective for annual periods beginning on or after January 01, 2024.
As of the date the accompanying financial statements were authorized for issue, the Company continues to evaluate the impact on its financial position and performance as a result of the initial adoption of the aforementioned standards or interpretations and related applicable period. The Company does not anticipate the impacts of the standards effective for annual periods beginning on or after January 01, 2023 to have a material impact on the financial statements.
Changes in estimates	Changes in estimates—We regularly assess the estimated useful lives of our property, plant, and equipment. Based on our assessment of the longer product life cycles, the versatility of production equipment to provide better flexibility to meet changes in customer demands, and the ability to re-use production equipment over several technology cycles, we revised the estimated useful lives of our 200mm and 300mm production equipment from 5 and 8 years, respectively, to 10 years, beginning the first quarter of 2021.